Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	65 Months Ended	102 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000039168 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%		0.14%					1.85%
C000189691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%		0.24%				1.93%
C000039170 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)		(1.03%)					1.13%
C000039172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%		(0.86%)					0.84%
C000039173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%		(0.36%)					1.34%
C000039169 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%		0.36%					2.05%
C000222299 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		0.71%	0.57%
C000017955 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%		0.07%					1.48%
C000017957 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		0.30%					1.69%
C000189684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%		0.33%				1.80%
C000017956 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.57%)		(1.09%)					0.75%
C000017960 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%		(0.92%)					0.46%
C000017961 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%		(0.42%)					0.97%
C000189686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%		0.29%				1.78%
C000131613 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%		0.33%					1.73%
C000237256 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	2.78%
C000191071 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%		3.98%		4.71%
C000191072 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		4.10%		4.82%
C000191073 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%		4.21%					6.17%
C000191074 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%		2.77%		3.89%
C000191075 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%		4.21%		4.92%
C000191076 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%		4.23%		4.96%
C000237257 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%	8.10%
C000017962 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%		3.06%					4.69%
C000189687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%		3.17%				3.92%
C000189688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%		3.30%				4.02%
C000017963 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%		1.86%					3.95%
C000017967 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%		2.04%					3.65%
C000017968 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%		2.55%					4.17%
C000017964 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%		3.26%					4.90%
C000131614 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%		3.31%					4.93%
C000144171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		2.18%					3.82%
C000189695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%		2.29%				3.55%
C000189696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%		2.37%				3.65%
C000144173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.39%		0.99%					3.08%
C000144168 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%		1.15%					2.78%
C000144169 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%		1.66%					3.30%
C000144172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%		2.39%					4.02%
C000144170 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%		2.44%					4.08%
C000039177 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%		2.26%					2.36%
C000189692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.54%		2.36%				2.54%
C000039179 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%		1.54%					1.86%
C000039175 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%		1.25%					1.33%
C000039176 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%		1.75%					1.84%
C000039178 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%		2.47%					2.56%
C000194393 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%		2.52%			2.67%
C000224786 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%		2.84%	2.92%
C000017969 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%		3.10%					2.86%
C000189689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%		3.20%				3.06%
C000189690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%		3.32%				3.17%
C000017971 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%		2.39%					2.38%
C000017973 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%		2.07%					1.83%
C000017974 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%		2.58%					2.34%
C000017970 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%		3.30%					3.06%
C000131615 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%		3.34%					3.10%
C000194391 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%		3.67%			3.66%
C000144162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%		2.58%					3.19%
C000189693 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%		2.68%				2.96%
C000189694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		2.76%				3.05%
C000144164 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%		1.84%					2.69%
C000144165 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%		1.54%					2.15%
C000144166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%		2.07%					2.68%
C000144163 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		2.76%					3.38%
C000144167 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%		2.84%					3.45%
Without Sales Load [Member] | C000039170 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%		(0.11%)					1.59%
Without Sales Load [Member] | C000017956 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%		(0.18%)					1.22%
Without Sales Load [Member] | C000191074 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%		3.72%		4.45%
Without Sales Load [Member] | C000017963 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%		2.80%					4.43%
Without Sales Load [Member] | C000144173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%		1.93%					3.56%
Without Sales Load [Member] | C000039179 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%		2.01%					2.09%
Without Sales Load [Member] | C000017971 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%		2.85%					2.61%
Without Sales Load [Member] | C000144164 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%		2.30%					2.92%
Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		0.31%				1.82%	1.70%
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		0.31%				1.82%
Bloomberg U.S. Aggregate Bond (Inception Date 11/4/20) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		0.31%	(0.25%)
Bloomberg U.S. Aggregate Bond (Inception Date 5/19/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	2.52%
Bloomberg U.S. Aggregate Bond (Inception Date 10/2/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		0.31%		1.68%
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		0.31%			1.69%
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 10/2/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		4.19%		4.68%
ICE BofA U.S. High Yield Constrained (Unhedged) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		4.19%					6.04%
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date (Inception Date 5/19/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	7.47%
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		4.19%				4.87%
Bloomberg U.S. High Yield 2% Issuer Capped Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		4.19%					6.04%
Bloomberg U.S. 1-3 Year Government/Credit Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%		2.04%					2.02%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%		2.04%				2.17%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 7/28/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%		2.04%			2.18%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 11/4/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%		2.04%	1.90%
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%		3.25%					3.03%
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%		3.25%				3.18%
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 7/28/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%		3.25%			3.32%